Restatement Of Previously Issued Financial Statements - Schedule of Impact Of Restatement Of Previously Issued Financial Statement (Parenthetical) (Detail)	Jan. 26, 2021 $ / shares
Common Class A [Member]
Impact On The Balance Sheet On Account Of Restatement Made To The Previously Issued Financial Statements [Line Items]
Common stock par or stated value per share	$ 0.0001